Share Based Payments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2018	Apr. 01, 2018	Jun. 30, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	May 15, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized and approved to issue under plan							5,356,114
Common stock shares available for issuance							3,000,000
Common stock shares available for issuance							2,356,114
Number of stock option issued				809,590	1,167,658	1,011,406
Stock based compensation expense reversal				$ 125
Stock option forfeited						53,503
Fair value of options recorded in stock based compensation liability		$ 10,000
Reclassification of equity-classified stock options to stock-based compensation liability due to change in functional currency		$ 4,200
Reduction to stock-based compensation liability	$ 300
Reclassified from liability to equity	$ 10,300
Weighted average exercise price				$ 0.47	$ 4.65	$ 10.12
Employee and Director Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock option issued				809,590	1,167,658	996,406
Stock option forfeited					138,900
Unrecognized compensation cost related to non-vested stock options outstanding				$ 4,100	$ 6,000
Weighted-average remaining vesting period				2 years 9 months 18 days	2 years 9 months 18 days
Weighted average exercise price					$ 4.65	$ 10.12
Weighted average grant date fair value				$ 0.30	$ 3.01	$ 7.78
Consultants Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock option issued				0	0	15,000
Unrecognized compensation cost related to non-vested stock options outstanding					$ 100
Weighted-average remaining vesting period					1 year 7 months 6 days
Weighted average exercise price						$ 10.23
Weighted average grant date fair value						$ 8.87
Non-employee Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options outstanding				$ 15
Weighted-average remaining vesting period				10 months 24 days
2018 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares authorized and approved to issue under plan							5,356,114
Common stock shares available for issuance							3,000,000
Common stock remaining available for grant				3,387,958	4,068,771
2016 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock shares available for issuance							2,356,114
2016 Omnibus Incentive Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Aggregate amount of stock excess award								60,000
2016 Omnibus Incentive Plan | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			3 years
Vesting percentage			25.00%